FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
URUGUAY
Disclosure Of Financials Instruments [Line items]
Other financial assets	$ (176)	$ (559)
Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	USD
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 16,879
Interest rate swap contract [member] | URUGUAY
Disclosure Of Financials Instruments [Line items]
Other financial assets	$ (176)	$ (559)